JMM	Nuveen Multi-Market Income Fund Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 130.5% (98.2% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 86.4% (65.0% of Total Investments)

$182	321 Henderson Receivables VI LLC, Series 2010-1A, 144A	9.310%	7/15/61	Aaa	$212,519
178	ACE Securities Corp Manufactured Housing Trust, Series 2003-MH1, 144A	6.500%	8/15/30	Aa3	181,774
500	ACRE Commercial Mortgage Series 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	2.687%	12/18/37	N/R	496,496
500	Adams Outdoor Advertising LP, Series 2018-1B, 144A	5.653%	11/15/48	BBB	518,031
400	AIMCO CLO Series 2017-AA, 144A, (3-Month LIBOR reference rate + 1.500% spread), (3)	1.634%	4/20/34	AA	400,495
52	Alternative Loan Trust, Series 2003-J3	5.250%	11/25/33	Aaa	53,089
80	Alternative Loan Trust, Series 2004-J2	6.500%	3/25/34	AA+	81,473
1,642	American Homes 4 Rent Trust, Series 2015-SFR2 Trust, (I/O), 144A	0.000%	10/17/52	N/R	16
175	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa1	181,062
162	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D	5.500%	12/28/35	Aa3	161,883
25	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C	6.352%	11/28/36	Caa3	24,582
389	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.884%	10/15/36	N/R	389,166
500	CARS-DB4 LP, Series 2020-1A, 144A	4.520%	2/15/50	BBB	521,381
949	CF Hippolyta LLC, Series 2020-1 B2, 144A	2.600%	7/15/60	A-	956,519
80	Chase Funding Trust, Series 2003-3	5.160%	3/25/33	BBB	81,947
500	CHL GMSR Issuer Trust, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.836%	5/25/23	N/R	500,719
400	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	1.720%	10/20/34	AA	400,040
150	Citigroup Commercial Mortgage Trust 2014-GC23	4.579%	7/10/47	A3	158,988
425	Citigroup Commercial Mortgage Trust 2015-GC29	4.288%	4/10/48	A-	453,861
600	Citigroup Commercial Mortgage Trust 2016-P5, 144A	3.000%	10/10/49	BBB-	510,026
450	Citigroup Commercial Mortgage Trust 2018-TBR, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.884%	12/15/36	BBB-	446,093
241	Citigroup Commercial Mortgage Trust 2019-GC41	3.502%	8/10/56	A-	250,324
79	Citigroup Global Markets Mortgage Securities VII Inc, Series 2003-1, 144A	6.000%	9/25/33	CCC	78,730
500	COMM 2013-LC13 Mortgage Trust, 144A	5.437%	8/10/46	BB-	477,673
775	COMM 2015-CCRE22 Mortgage Trust	4.243%	3/10/48	A-	820,222
450	COMM 2015-CCRE25 Mortgage Trust	4.681%	8/10/48	A-	480,749
540	COMM 2015-CCRE26 Mortgage Trust	4.630%	10/10/48	A-	579,455
108	COMM 2015-LC23 Mortgage Trust	4.770%	10/10/48	A-	115,745
49	Commonbond Student Loan Trust, Series 2017-BGS, 144A	4.440%	9/25/42	Aa3	51,292
250	CPT MORTGAGE TRUST, Series 2019-CPT, 144A	3.097%	11/13/39	N/R	244,401
318	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-8	6.216%	4/25/33	AAA	323,023
500	Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.684%	5/15/36	Baa3	501,416
87	Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, 144A	4.835%	12/25/37	Aaa	87,514
250	CSMC 2014-USA OA LLC, 144A	4.373%	9/15/37	B-	224,732
101	CSMC Mortgage-Backed Trust 2006-7	6.000%	8/25/36	Caa3	58,423
1,158	DB Master Finance LLC, Series 2017-1A, 144A	4.030%	11/20/47	BBB	1,221,040
1,143	Domino’s Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	1,184,494
600	Driven Brands Funding LLC, Series 2018-1A, 144A	4.739%	4/20/48	BBB-	634,470
1,438	Driven Brands Funding LLC, Series 2019-1A, 144A	4.641%	4/20/49	BBB-	1,538,467
400	Dryden 49 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	1.734%	7/18/30	Aa1	400,019
2,000	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	Aaa	2,001,797
3,225	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	Aaa	3,370,328
7	Fannie Mae Mortgage Pool FN 709700, (4)	5.500%	6/01/33	N/R	8,000
53	Fannie Mae Mortgage Pool FN 745324, (4)	6.000%	3/01/34	Aaa	58,084
27	Fannie Mae Mortgage Pool FN 763687, (4)	6.000%	1/01/34	N/R	30,042
61	Fannie Mae Mortgage Pool FN 766070, (4)	5.500%	2/01/34	N/R	69,949
19	Fannie Mae Mortgage Pool FN 828346, (4)	5.000%	7/01/35	N/R	21,889
11	Fannie Mae Mortgage Pool FN 878059, (4)	5.500%	3/01/36	N/R	12,348
12	Fannie Mae Mortgage Pool FN 882685, (4)	6.000%	6/01/36	N/R	13,673
34	Fannie Mae Mortgage Pool FN 995018, (4)	5.500%	6/01/38	N/R	39,787

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$589	Fannie Mae Mortgage Pool FN AS8583, (4)	3.500%	1/01/47	Aaa	$627,810
464	Fannie Mae Mortgage Pool FN AW4182, (4)	3.500%	2/01/44	N/R	500,522
41	Fannie Mae Mortgage Pool FN BH4019, (4)	4.000%	9/01/47	N/R	44,136
1,027	Fannie Mae Mortgage Pool FN BM5126, (4)	3.500%	1/01/48	N/R	1,117,659
281	Fannie Mae Mortgage Pool FN BM5839, (4)	3.500%	11/01/47	Aaa	306,348
285	Fannie Mae Mortgage Pool FN BM6038, (4)	4.000%	1/01/45	Aaa	311,526
811	Fannie Mae Mortgage Pool FN MA3305, (4)	3.500%	3/01/48	N/R	863,060
660	Fannie Mae Mortgage Pool FN MA3333, (4)	4.000%	4/01/48	Aaa	706,038
2,365	Fannie Mae Mortgage Pool FN MA4438	2.500%	10/01/51	N/R	2,440,582
65	Fannie Mae REMIC Trust 2002-W1	5.278%	2/25/42	Aaa	71,032
324	Fannie Mae REMIC Trust 2003-W1	3.000%	12/25/42	AAA	155,910
12	Freddie Mac Gold Pool FG C00676, (4)	6.500%	11/01/28	N/R	13,950
1,353	Freddie Mac Gold Pool FG G08528, (4)	3.000%	4/01/43	Aaa	1,444,709
407	Freddie Mac Gold Pool FG G08566, (4)	3.500%	1/01/44	N/R	440,063
749	Freddie Mac Gold Pool FG G18497, (4)	3.000%	1/01/29	N/R	790,632
934	Freddie Mac Gold Pool FG G60138, (4)	3.500%	8/01/45	Aaa	1,027,005
610	Freddie Mac Gold Pool FG Q40718, (4)	3.500%	5/01/46	N/R	654,812
911	Freddie Mac Gold Pool FG Q40841, (4)	3.000%	6/01/46	N/R	963,264
1,276	Freddie Mac Pool FR ZT0541, (4)	4.000%	6/01/48	N/R	1,399,090
361	Freddie Mac Pool FR ZT0542, (4)	4.000%	7/01/48	N/R	397,596
600	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (3)	2.586%	2/25/50	B	601,467
300	Freddie Mac STACR Remic Trust 2021-HQA1, 144A (SOFR30A reference rate + 2.250% spread), (3)	2.300%	8/25/33	Ba1	303,572
500	FREMF 2017-K724 Mortgage Trust, 144A	3.632%	12/25/49	BBB-	519,266
113	Ginnie Mae I Pool GN 604567, (4)	5.500%	8/15/33	N/R	132,371
68	Ginnie Mae I Pool GN 631574, (4)	6.000%	7/15/34	N/R	78,391
500	GS Mortgage Securities Corp Trust, Series 2018-TWR, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	0.984%	7/15/31	AAA	499,990
260	GS Mortgage Securities Trust, Series 2013-GC16	5.161%	11/10/46	Aa1	274,817
60	GSMPS Mortgage Loan Trust, Series 2001-2, 144A	7.500%	6/19/32	N/R	59,760
353	GSMPS Mortgage Loan Trust, Series 2003-3, 144A	7.000%	6/25/43	N/R	399,190
332	GSMPS Mortgage Loan Trust, Series 2005-RP1, 144A	8.500%	1/25/35	B2	379,562
456	GSMPS Mortgage Loan Trust, Series 2005-RP2, 144A	7.500%	3/25/35	AAA	476,102
423	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	7.500%	9/25/35	AAA	441,695
280	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	8.000%	9/25/35	Caa1	299,308
496	Hardee’s Funding LLC, Series 2020-1A A2, 144A	3.981%	12/20/50	BBB	525,953
478	Horizon Aircraft Finance II Ltd, Series 2019-1, 144A	4.703%	7/15/39	BBB	444,427
244	Horizon Aircraft Finance III Ltd, Series 2019-2, 144A	4.458%	11/15/39	BBB	229,296
500	Hudson Yards, Trust, Series 2019-55HY, 144A	3.041%	12/10/41	A3	513,615
202	Impac Secured Assets CMN Owner Trust, Series 2000-3	8.000%	10/25/30	N/R	198,464
464	JG Wentworth XXXVII LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	510,423
759	JGWPT XXV LLC, Series 2012-1A, 144A	7.140%	2/15/67	Aa3	944,392
327	JGWPT XXVI LLC, Series 2012-2A, 144A	6.770%	10/17/61	A1	398,808
213	JP Morgan Alternative Loan Trust, Series 2006-S1	6.500%	3/25/36	N/R	166,901
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, 144A	3.553%	12/15/49	BBB-	430,152
430	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, 144A	4.767%	7/05/31	BBB-	449,938
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, 144A	3.881%	1/05/31	BBB-	506,968
500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB-	467,735
400	Manhattan West, Series 2020-1MW, 144A	2.413%	9/10/39	Baa3	395,997
266	MASTR Alternative Loan Trust, Series 2004-1	7.000%	1/25/34	Aaa	278,878
171	MASTR Alternative Loan Trust, Series 2004-5	7.000%	6/25/34	AA+	177,774
148	MASTR Asset Securitization Trust, Series 2003-11	5.250%	12/25/33	A	152,088
254	MASTR Reperforming Loan Trust, Series 2005-1, 144A	7.500%	8/25/34	N/R	230,034
477	Mid-State Capital Corp 2004-1 Trust	6.005%	8/15/37	AA+	501,199
33	Mid-State Capital Corp 2004-1 Trust	8.900%	8/15/37	A1	35,299
512	Mid-State Capital Corp 2005-1 Trust	5.745%	1/15/40	AA	544,084
164	Mid-State Trust XI	5.598%	7/15/38	Baa2	173,187
230	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14	5.028%	2/15/47	Aa3	247,010
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20	4.600%	2/15/48	N/R	260,777
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.778%	1/15/49	A3	516,530

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$46	Morgan Stanley Mortgage Loan Trust, Series 2006-2	5.750%	2/25/36	N/R	$45,744
500	MSCG Trust 2015-ALDR, 144A	3.577%	6/07/35	BBB-	410,540
226	MVW Owner Trust, Series 2017-1, 144A	2.420%	12/20/34	AAA	230,106
1,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.834%	7/15/36	N/R	999,701
400	Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (3-Month LIBOR reference rate + 1.550% spread), (3)	1.684%	4/20/31	AA	400,222
148	New Residential Mortgage LLC, Series 2018-FNT2, 144A	4.920%	7/25/54	N/R	148,097
370	New Residential Mortgage Loan Trust, Series 2014-1, 144A	6.072%	1/25/54	BBB	397,145
673	New Residential Mortgage Loan Trust, Series 2015-2, 144A	5.478%	8/25/55	Baa1	717,412
123	NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, 144A	4.690%	5/25/23	N/R	123,356
485	Planet Fitness Master Issuer LLC, Series 2018-1A, 144A	4.666%	9/05/48	BBB-	498,443
500	PNMAC FMSR ISSUER TRUST, Series 2018-FT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.436%	4/25/23	N/R	500,706
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	2.936%	2/25/23	N/R	501,231
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	2.736%	8/25/25	N/R	499,320
485	RBS Commercial Funding Inc 2013-SMV Trust, 144A	3.704%	3/11/31	BBB-	480,913
499	SERVPRO Master Issuer LLC, Series 2021-1A, 144A	2.394%	4/25/51	BBB-	501,003
274	Sesac Finance LLC, Series 2019-1,144A	5.216%	7/25/49	N/R	291,064
235	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	237,357
135	SLG Office Trust, Series 2021-OVA, 144A	2.851%	7/15/41	BBB-	134,802
381	Sonic Capital LLC, Series 2020-1A, 144A	3.845%	1/20/50	BBB	400,683
500	Stack Infrastructure Issuer LLC, Series 2020-1A A2, 144A	1.893%	8/25/45	A-	502,722
750	STACR Trust, Series 2018-HRP2, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	2.486%	2/25/47	BBB-	763,671
324	START Ireland, Series 2019-1, 144A	5.095%	3/15/44	BB	304,934
328	Start Ltd/Bermuda, Series 2018-1, 144A	4.089%	5/15/43	BBB+	327,079
150	Structured Receivables Finance, Series 2010-A LLC, 144A	5.218%	1/16/46	AAA	159,506
598	Taco Bell Funding LLC, Series 2016-1A, 144A	4.970%	5/25/46	BBB	640,899
660	Taco Bell Funding LLC, Series 2021-1A, 144A	2.294%	8/25/51	BBB	657,291
250	VNDO Mortgage Trust, Series 2016-350P, 144A	4.033%	1/10/35	AA-	269,746
12	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	5.946%	8/25/38	Aaa	12,945
195	Wells Fargo Commercial Mortgage Trust, Series 2016-C33	3.896%	3/15/59	A-	203,848
466	Wendy’s Funding LLC, Series 2019-1A, 144A	3.783%	6/15/49	BBB	492,743
579	Wendy’s Funding LLC, Series 2021-1A, 144A	2.370%	6/15/51	BBB	583,390
995	Wingstop Funding LLC, Series 2020-1A A2, 144A	2.841%	12/05/50	N/R	1,023,446
220	Zaxby’s Funding LLC, Series 2021-1A A2, 144A	3.238%	7/30/51	N/R	223,587
$63,070	Asset-Backed and Mortgage-Backed Securities (cost $61,984,917)				63,353,062

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 37.8% (28.4% of Total Investments)

	Aerospace & Defense – 1.1%

$350	Boeing Co	3.250%	2/01/28	Baa2	$369,700
200	Boeing Co	3.625%	2/01/31	Baa2	214,102
200	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB-	221,000
750	Total Aerospace & Defense				804,802

	Air Freight & Logistics – 0.1%

100	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	103,400

	Auto Components – 1.1%

250	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	255,942
100	Adient US LLC, 144A	9.000%	4/15/25	BB-	108,000
250	Dana Inc, (4)	5.375%	11/15/27	BB+	263,437
50	Dana Inc	4.250%	9/01/30	BB+	51,423
100	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB-	107,465
750	Total Auto Components				786,267

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Automobiles – 0.8%

$125	Ford Motor Co	8.500%	4/21/23	BB+	$137,492
400	General Motors Financial Co Inc, (4)	3.600%	6/21/30	BBB	429,053
525	Total Automobiles				566,545

	Banks – 4.8%

400	Banco Santander SA	2.749%	12/03/30	BBB+	398,018
1,100	Bank of America Corp	1.898%	7/23/31	AA-	1,060,704
250	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (3)	5.413%	6/07/23	N/R	259,175
500	JPMorgan Chase & Co, (4)	2.580%	4/22/32	AA-	506,934
300	JPMorgan Chase & Co	3.650%	N/A (5)	BBB+	301,500
295	M&T Bank Corp	3.500%	N/A (5)	Baa2	292,788
300	Truist Financial Corp	4.800%	N/A (5)	Baa2	316,074
400	Wells Fargo & Co	3.900%	N/A (5)	Baa2	412,500
3,545	Total Banks				3,547,693

	Beverages – 0.2%

75	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	74,801
50	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	50,813
125	Total Beverages				125,614

	Capital Markets – 1.7%

300	Bank of New York Mellon Corp	4.700%	N/A (5)	Baa1	329,250
250	Charles Schwab Corp	4.000%	N/A (5)	BBB	260,625
75	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	78,469
500	Goldman Sachs Group Inc, (4)	1.992%	1/27/32	A2	482,165
100	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	103,750
1,225	Total Capital Markets				1,254,259

	Chemicals – 1.7%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	270,625
375	NOVA Chemicals Corp, 144A, (4)	5.000%	5/01/25	BB-	396,562
179	OCI NV, 144A	4.625%	10/15/25	BB+	187,950
50	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	53,062
120	Tronox Inc, 144A	4.625%	3/15/29	B	119,400
25	Unifrax Escrow Issuer Corp, 144A	5.250%	9/30/28	BB	25,313
25	Unifrax Escrow Issuer Corp, 144A	7.500%	9/30/29	CCC+	25,619
100	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB+	104,995
50	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	51,501
1,174	Total Chemicals				1,235,027

	Commercial Services & Supplies – 0.6%

100	GFL Environmental Inc, 144A	4.250%	6/01/25	BB-	103,125
150	GFL Environmental Inc, 144A	3.500%	9/01/28	BB-	150,938
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	216,352
450	Total Commercial Services & Supplies				470,415

	Communications Equipment – 1.1%

325	Gray Television Inc, 144A, (4)	4.750%	10/15/30	BB-	319,312
500	T-Mobile USA Inc, (4)	2.250%	11/15/31	BBB-	490,299
825	Total Communications Equipment				809,611

	Consumer Finance – 0.8%

300	American Express Co	3.550%	N/A (5)	Baa2	305,655
250	Navient Corp	6.125%	3/25/24	Ba3	267,687
550	Total Consumer Finance				573,342

	Containers & Packaging – 0.5%

200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	3.250%	9/01/28	BB+	199,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging (continued)

$75	Ball Corp	2.875%	8/15/30	BB+	$72,797
100	Silgan Holdings Inc	4.125%	2/01/28	BB	102,750
375	Total Containers & Packaging				375,047

	Distributors – 0.1%

100	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	99,610

	Diversified Financial Services – 1.8%

250	GE Capital International Funding Co Unlimited Co	3.373%	11/15/25	BBB+	270,967
500	GE Capital International Funding Co Unlimited Co, (4)	4.418%	11/15/35	BBB+	600,026
170	OneMain Finance Corp	3.500%	1/15/27	Ba2	170,076
250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.530%	6/07/24	N/R	255,175
1,170	Total Diversified Financial Services				1,296,244

	Diversified Telecommunication Services – 2.4%

200	Altice France SA/France, 144A	5.125%	7/15/29	B	196,095
275	Altice France SA/France, 144A, (WI/DD)	5.500%	10/15/29	B	272,218
300	AT&T Inc, (4)	4.300%	2/15/30	BBB+	344,273
600	AT&T Inc, (4)	2.750%	6/01/31	BBB+	616,080
100	Avaya Inc, 144A	6.125%	9/15/28	BB	105,147
50	DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 144A	5.875%	8/15/27	BBB-	52,187
200	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	204,336
1,725	Total Diversified Telecommunication Services				1,790,336

	Electronic Equipment, Instruments & Components – 0.3%

200	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	206,904

	Energy Equipment & Services – 0.4%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	262,500

	Entertainment – 0.1%

100	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	107,250

	Equity Real Estate Investment Trust – 4.8%

650	Brixmor Operating Partnership LP, (4)	4.050%	7/01/30	BBB-	725,820
200	Essential Properties LP	2.950%	7/15/31	BBB-	201,045
500	GLP Capital LP / GLP Financing II Inc, (4)	4.000%	1/15/30	BBB-	536,910
150	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB-	161,790
250	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	253,750
250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	261,250
75	Iron Mountain Inc, 144A	4.500%	2/15/31	BB-	76,072
75	MPH Acquisition Holdings LLC, 144A	5.750%	11/01/28	B-	70,648
325	MPT Operating Partnership LP / MPT Finance Corp, (4)	3.500%	3/15/31	BBB-	331,500
500	Regency Centers LP, (4)	2.950%	9/15/29	BBB+	524,551
100	Retail Properties of America Inc	4.750%	9/15/30	BBB-	109,973
250	SITE Centers Corp, (4)	4.250%	2/01/26	BBB	270,546
3,325	Total Equity Real Estate Investment Trust				3,523,855

	Food & Staples Retailing – 0.3%

250	Chobani LLC / Chobani Finance Corp Inc, 144A	4.625%	11/15/28	B1	258,125

	Gas Utilities – 0.3%

200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	208,500

	Health Care Equipment & Supplies – 0.2%

115	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	3.875%	4/01/29	B+	115,000
25	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	5.250%	10/01/29	B-	25,000
140	Total Health Care Equipment & Supplies				140,000

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 0.8%

$100	Centene Corp	4.250%	12/15/27	BBB-	$104,665
35	Centene Corp	2.450%	7/15/28	BBB-	35,175
100	Centene Corp	4.625%	12/15/29	BBB-	108,980
50	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	BB-	52,357
50	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	BB-	53,000
100	DaVita Inc, 144A	4.625%	6/01/30	Ba3	102,861
100	HealthEquity Inc, 144A, (WI/DD)	4.500%	10/01/29	B	101,500
50	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	51,808
585	Total Health Care Providers & Services				610,346

	Health Care Technology – 0.1%

75	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	74,794

	Hotels, Restaurants & Leisure – 0.8%

140	Carnival Corp, 144A	4.000%	8/01/28	Ba2	141,400
100	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	103,875
50	International Game Technology PLC, 144A	4.125%	4/15/26	BB	51,969
55	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	55,687
250	Scientific Games International Inc, 144A	8.625%	7/01/25	B-	270,734
595	Total Hotels, Restaurants & Leisure				623,665

	Household Durables – 0.1%

50	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	49,926
50	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	52,211
100	Total Household Durables				102,137

	Insurance – 0.0%

25	AmWINS Group Inc, 144A	4.875%	6/30/29	B-	25,351

	Interactive Media & Services – 0.1%

50	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	50,694

	Internet Software & Services – 0.3%

175	J2 Global Inc, 144A	4.625%	10/15/30	BB	185,938

	IT Services – 0.1%

50	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	Ba2	51,256
45	Booz Allen Hamilton Inc, 144A	4.000%	7/01/29	Ba2	46,125
95	Total IT Services				97,381

	Life Sciences Tools & Services – 0.1%

75	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	78,938

	Media – 0.9%

200	DISH DBS Corp	5.875%	11/15/24	B2	215,056
200	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	205,990
30	Sirius XM Radio Inc, 144A	3.125%	9/01/26	BB	30,412
135	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	137,278
75	Univision Communications Inc, 144A	4.500%	5/01/29	B1	76,219
640	Total Media				664,955

	Metals & Mining – 0.6%

250	Constellium SE, 144A	3.750%	4/15/29	B	243,480
150	Freeport-McMoRan Inc	3.875%	3/15/23	BB+	154,755
57	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	B	63,199
457	Total Metals & Mining				461,434

	Mortgage Real Estate Investment Trust – 0.2%

125	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	130,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 3.1%

$110	Cheniere Energy Partners LP, 144A	3.250%	1/31/32	BB+	$110,363
35	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	35,492
30	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	30,900
250	Enable Midstream Partners LP, (4)	4.400%	3/15/27	BBB-	276,959
100	EnLink Midstream LLC	5.375%	6/01/29	BB+	105,797
50	EQT Corp, 144A	3.125%	5/15/26	BB+	51,256
500	MPLX LP, (4)	4.800%	2/15/29	BBB	578,615
100	NuStar Logistics LP	5.750%	10/01/25	BB-	107,750
200	Occidental Petroleum Corp, (4)	5.875%	9/01/25	BB	224,150
50	Occidental Petroleum Corp	5.500%	12/01/25	BB	55,375
125	Parkland Corp/Canada, 144A	4.500%	10/01/29	BB	126,700
275	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B+	185,078
125	Santos Finance Ltd, 144A	3.649%	4/29/31	BBB	127,295
250	Western Midstream Operating LP	5.300%	2/01/30	BB+	276,250
2,200	Total Oil, Gas & Consumable Fuels				2,291,980

	Pharmaceuticals – 1.2%

225	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B-	220,781
200	Jazz Securities DAC, 144A	4.375%	1/15/29	BB+	207,260
200	Organon & Co, 144A	5.125%	4/30/31	BB-	210,070
220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	251,350
845	Total Pharmaceuticals				889,461

	Professional Services – 0.3%

35	Clarivate Science Holdings Corp, 144A	3.875%	7/01/28	B1	35,000
200	Dun & Bradstreet Corp, 144A	6.875%	8/15/26	BB+	209,750
235	Total Professional Services				244,750

	Real Estate Management & Development – 0.4%

50	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	50,063
75	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	75,443
75	Kennedy-Wilson Inc	4.750%	3/01/29	BB	76,313
75	Kennedy-Wilson Inc	5.000%	3/01/31	BB	76,687
275	Total Real Estate Management & Development				278,506

	Road & Rail – 0.5%

110	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	108,488
250	United Rentals North America Inc	4.875%	1/15/28	BB	264,310
360	Total Road & Rail				372,798

	Semiconductors & Semiconductor Equipment – 0.7%

500	Broadcom Inc, 144A, (4)	2.450%	2/15/31	BBB-	484,214

	Specialty Retail – 0.6%

50	Bath & Body Works Inc, 144A	6.625%	10/01/30	BB	56,750
75	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B-	73,305
100	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	97,000
75	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	76,955
50	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	51,575
75	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	77,437
425	Total Specialty Retail				433,022

	Tobacco – 0.8%

600	BAT Capital Corp, (4)	2.726%	3/25/31	BBB+	590,859

	Trading Companies & Distributors – 0.8%

450	Air Lease Corp	3.000%	2/01/30	BBB	456,618
40	WESCO Distribution Inc, 144A	7.125%	6/15/25	BB-	42,685
50	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	55,375
540	Total Trading Companies & Distributors				554,678

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.4%

$250	Hughes Satellite Systems Corp, (4)			6.625%	8/01/26	BB	$284,257

$27,081	Total Corporate Bonds (cost $27,502,575)						28,076,129

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.7% (2.1% of Total Investments) (6)

	Aerospace & Defense – 0.3%

$250	Maxar Technologies Ltd., Term Loan B	2.840%	1-Month LIBOR	2.500%	10/05/24	B	$248,321

	Beverages – 0.4%

300	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	299,982

	Building Products – 0.4%

299	Quikrete Holdings, Inc., Term Loan, First Lien	2.585%	1-Month LIBOR	2.500%	1/31/27	BB-	297,059

	Chemicals – 0.6%
249	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	249,349
200	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	199,824

449	Total Chemicals						449,173

	Distributors – 0.4%

249	Core & Main LP, Term Loan B	2.586%	1-Month LIBOR	2.500%	6/10/28	Ba3	248,783

	Insurance – 0.3%

199	Alliant Holdings Intermediate, LLC, Term Loan B3	4.250%	1-Month LIBOR	3.750%	11/06/27	B	199,520

	Software – 0.3%

249	Informatica LLC, Term Loan B	3.334%	1-Month LIBOR	3.250%	2/14/27	B1	248,240
$1,995	Total Variable Rate Senior Loan Interests (cost $1,988,815)						1,991,078

Principal Amount (000)	Description (1), (8)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 1.5% (1.1% of Total Investments)

	Banks – 1.2%

$200	Banco Bilbao Vizcaya Argentaria SA			6.500%	N/A (5)	Ba2	$217,500
200	Banco Santander SA			4.750%	N/A (5)	Ba1	203,714
200	Lloyds Banking Group PLC			7.500%	N/A (5)	Baa3	232,022
200	Societe Generale SA, 144A			4.750%	N/A (5)	BB+	204,376
800	Total Banks						857,612

	Capital Markets – 0.3%
200	UBS Group AG, 144A			7.000%	N/A (5)	BBB	218,192
$1,000	Total Contingent Capital Securities (cost $1,035,583)						1,075,804

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.3% (1.0% of Total Investments)

	Bahrain – 0.4%

$250	Bahrain Government International Bond, 144A			7.000%	10/12/28	B+	$273,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Egypt – 0.6%

$400	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	$414,000

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A	5.875%	1/30/25	B-	76,251

	Turkey – 0.3%

250	Turkey Government International Bond	5.950%	1/15/31	BB-	236,357

$1,000	Total Sovereign Debt (cost $1,002,575)				999,733

Principal Amount (000)	Description (1)		Optional Call Provision (9)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.8% (0.6% of Total Investments)

	Illinois – 0.8%

$500	Illinois State, General Obligation Bonds, Pension Funding Series 2003, 5.100%, 6/01/33		No Opt. Call	BBB	$583,160
$500	Total Municipal Bonds (cost $514,054)				583,160
	Total Long-Term Investments (cost $94,028,519)				96,078,966

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.4% (1.8% of Total Investments)

	REPURCHASE AGREEMENTS – 2.4% (1.8% of Total Investments)

$1,790	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $1,790,273, collateralized by $1,862,800, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $1,826,127	0.000%	10/01/21		$1,790,273
	Total Short-Term Investments (cost $1,790,273)				1,790,273
	Total Investments (cost $95,818,792) – 132.9%				97,869,239
	Reverse Repurchase Agreements, including accrued interest – (25.4)% (10)				(18,693,011)
	Other Assets Less Liabilities – (7.5)% (11)				(5,559,533)
	Net Assets Applicable to Common Shares – 100%				$73,616,695

Investments in Derivatives

Futures Contracts – Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	9	12/21	$1,764,932	$1,719,563	$(45,369)	$(1,406)

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Ultra Note	(40)	12/21	$(5,916,170)	$(5,810,000)	$106,170	$(6,875)

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(1,076,785)	$(1,076,785)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed Securities	$—	$63,353,062	$—	$63,353,062
Corporate Bonds	—	28,076,129	—	28,076,129
Variable Rate Senior Loan Interests	—	1,991,078	—	1,991,078
Contingent Capital Securities	—	1,075,804	—	1,075,804
Sovereign Debt	—	999,733	—	999,733
Municipal Bonds	—	583,160	—	583,160
Short-Term Investments:
Repurchase Agreements	—	1,790,273	—	1,790,273
Investments in Derivatives:
Futures Contracts*	60,801	—	—	60,801
Interest Rate Swaps*	—	(1,076,785)	—	(1,076,785)
Total	$60,801	$96,792,454	$—	$96,853,255
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $64,13,190 have been pledged as collateral for reverse repurchase agreements

(5)	Perpetual security. Maturity date is not applicable.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(10)	Reverse Repurchase Agreements as a percentage of Total Investments is 19.1%.

(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only security

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions

N/A	Not Applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.